Postretirement Benefit Plans - Classification of Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 28	$ 29
Level I [Member] | Equity Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	1	1
Level I [Member] | Debt Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	15	15
Level I [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	12	13
Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	114	124
Level II [Member] | Equity Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	47	51
Level II [Member] | Debt Securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	61	66
Level II [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	6	7
Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	3	4
Level III [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 3	$ 4